Income Taxes - Summary Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense:
State			$ 2	$ 7
Total current income tax expense			2	7
Deferred income tax benefit:
Federal				(5,012)
State				(2,766)
Total deferred income tax benefit				(7,778)
Total tax benefit (expense)	$ (2,643)	$ 0	$ 2	$ (7,771)